Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.40

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2026040967		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial